Accrued Liabilities and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities and Other Current Liabilities
Accrued liabilities and other current liabilities consist of the following:

			As of
			December 31, 2021	June 30, 2022
			RMB	RMB	US$
Accrued payroll and welfare payables			52,947	35,357	5,279
Income taxes payable			—	230	34
Other taxes and surcharge			9,932	7,294	1,089
Service fees			5,233	9,228	1,378
Acquisition of intangible assets, property and equipment			840	840	125
Government grants			4,500	1,000	149
Rental and property management fee			3,418	3,410	509
Payables for sales of employees’ shares			180	393	59
Payables to third party advertising companies	(i	)	4,066	787	117
Payable for business acquisition	(ii	)	—	16,788	2,506
Others			4,189	2,913	436

Total accrued liabilities and other current liabilities			85,305	78,240	11,681